July 8, 2020

Registrant: Alger Funds

File No.: 033-04959

Form: N-CEN/A

Original Filing Date: 1/10/20

Amended Filing Date: 7/8/20

Explanation: The Registrant amended the Form N-CEN for the period ended October 31, 2019 to correct the filing to add missing LEI numbers for sub-custodians, correct total commissions paid, total principal transactions and to add SEC exemptive orders.